Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of revenue
Revenue is comprised of the following:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Sales of goods	50,426	65,126	84,984
Commissions	39,540	35,345	47,829
Fulfillment	36,992	36,392	31,774
Value added services	21,754	25,665	32,843
Marketing and advertising	8,799	10,778	18,041
Other revenue	1,855	4,628	6,411
Revenue	159,366	177,934	221,882